Other Income (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Paycheck Protection Program Loan
Other Income
Other income	$ 185,284		$ 185,284
Industrial Research Assistance Program Funding
Other Income
Other income	243,936		243,936
Canada Emergency Wage Subsidy
Other Income
Other income	$ 79,834		79,834
Miscellaneous income
Other Income
Other income		$ 14,383	$ 10,141	$ 53,928